Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net loss for the period		$ (122,504)	$ (9,710)
Adjustments:
Depreciation and amortization		1,722	1,509
Share-based compensation		7,940	1,100
Interest on convertible notes (note 10)			909
Loss on revaluation of convertible notes (note 10)	[1]		508
Loss (gain) on revaluation of SIF contribution liabilities (note 11)		58,042	(954)
Loss on revaluation of SAFE liabilities (note 12)		16,242
Loss on revaluation of PIPE subscription obligation (note 13)		22,051
Unrealized foreign exchange gain		(1,008)	(1,030)
Changes in operating assets and liabilities:
Other receivables		30	135
Prepaid expenses and other		(3,273)	245
Accounts payable and accrued liabilities		(140)	803
Lease liabilities and right of use assets		(257)	(59)
Cash flows from operating activities		(21,155)	(6,544)
Investing activities:
Additions to property and equipment		(392)	(157)
Cash flows from investing activities		(392)	(157)
Financing activities:
Proceeds from issuance of SIF Warrants (note 11)		3,624	4,570
Proceeds from issuance of SAFE liabilities (note 12)		200
Proceeds from issuance of common shares (note 13)		350
Proceeds from exercise of stock options		4	2
Cash flows from financing activities		4,178	4,572
Effect of foreign exchange rates on cash and cash equivalents		(143)	322
Decrease in cash and cash equivalents, and restricted cash		(17,512)	(1,807)
Cash and cash equivalents, and restricted cash, beginning of period		49,792	6,561
Cash and cash equivalents, and restricted cash, end of period		$ 32,280	$ 4,754

[1]	Of the loss (gain) on the revaluation of convertible notes for the three month and six month periods ended June 30, 2025, ($989) and $478 is attributable to related parties, respectively.